Financial instruments - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Current portion of lease obligations	€ 19,563	€ 19,115
Long-term lease obligations	132,301	170,025
Total lease liabilities	€ 151,863	€ 189,140	€ 176,823